Schedule of Investments (unaudited)
January 31, 2026
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 Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 93.1%
Alabama — 5.1%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	$200,000	$212,171 (a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,586,503
Warrants, Series 2024, Refunding	5.250%	10/1/49	2,000,000	2,079,313
Warrants, Series 2024, Refunding	5.500%	10/1/53	1,000,000	1,049,587
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	290,000	279,473 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	250,000	232,144 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	350,000	375,908
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue:
Series B	5.250%	1/1/33	525,000	555,943 (a)(b)
Series D	5.000%	9/1/35	1,400,000	1,544,233
Total Alabama				7,915,275
Alaska — 0.7%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	250,000	252,945 (c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/36	400,000	400,102
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	250,000	208,234
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/50	180,000	174,325
Total Alaska				1,035,606
Arizona — 4.9%
Arizona, AZ, IDA Revenue, Doral Academy Of Northern Nevada Project, Series A, Refunding	4.000%	7/15/51	500,000	389,438 (d)
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	800,000	812,103 (a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	253,189 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	600,000	612,228 (a)(b)(c)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	1,000,000	1,000,618 (d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	500,000	474,059 (d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	190,277 (d)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,000,448 (d)
Great Hearts Academies, Refunding	5.000%	7/1/41	1,200,000	1,200,210
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/37	1,500,000	1,647,429
Total Arizona				7,579,999
California — 11.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, AG	5.000%	10/1/52	600,000	616,719
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	506,771
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	1,500,000	1,583,867 (a)(b)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	$500,000	$528,968 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	250,000	265,179 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	1,300,000	1,394,729 (a)(b)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	550,000	611,988
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	500,000	548,802 (a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	500,000	390,775 (d)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	700,000	706,731 (c)
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	700,000	723,053 (d)
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	253,848 (d)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	504,685
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bonds, Series A, BAM	4.000%	12/1/45	750,000	719,310
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,242,648
Series C	7.000%	11/1/34	2,000,000	2,459,473
Series C	6.500%	11/1/39	2,000,000	2,485,296
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AG	5.250%	9/1/52	300,000	315,659
Community Facilities District No 2023-1	5.625%	9/1/53	525,000	541,677
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Unrefunded	5.000%	5/1/47	1,000,000	1,002,372 (c)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corp., Class 1, Series A	5.000%	6/1/48	200,000	200,238
Total California				17,602,788
Colorado — 1.4%
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	250,000	250,266 (a)(b)
Improvement Second Tier Bonds, Bethesda Project	5.500%	9/15/54	400,000	399,966
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	147,678
North Range, CO, Metropolitan District No 2, GO, Series A, Refunding	5.625%	12/1/37	500,000	500,143
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	300,000	332,187 (d)
Village Metropolitan District, CO, Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	501,412
Total Colorado				2,131,652
Connecticut — 0.7%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	519,411
Connecticut State, GO, Series A	4.000%	4/15/37	600,000	613,247
Total Connecticut				1,132,658
District of Columbia — 0.4%

Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	600,000	659,324 (c)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — 5.1%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/49	$2,500,000	$2,124,971 (c)
Series 2022	5.500%	9/1/52	1,000,000	1,040,813 (c)
Florida State Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A	5.000%	6/15/40	650,000	654,111
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	150,000	136,483
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	750,000	760,456 (c)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	100,000	102,340 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	250,000	254,041
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	200,000	192,140
Palm Beach County, FL, Health Facilities Authority Hospital Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/39	350,000	367,681
Jupiter Medical Center Project, Series A	5.000%	11/1/47	1,515,000	1,520,428
Palm Beach County, FL, Health Facilities Authority Revenue:
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	100,000	91,576
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	350,000	324,288
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	285,000	3 *(e)(f)(g)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	350,000	357,712 (d)
Total Florida				7,927,043
Georgia — 1.0%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	350,000	360,317
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	250,000	257,895
Plant Vogtle Units 3&4, Project P, Series A, Refunding	5.000%	1/1/56	250,000	247,151
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	250,000	255,987
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	150,000	152,338
Series C	5.000%	9/1/30	250,000	265,852 (a)(b)
Total Georgia				1,539,540
Hawaii — 0.2%

Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	350,000	315,302
Illinois — 13.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,009,522
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	1,000,000	954,737
Series A	5.000%	12/1/39	1,250,000	1,250,448
Series C, Refunding, AG	5.000%	12/1/32	1,750,000	1,821,847
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	550,000	586,178
Series A	5.500%	1/1/49	150,000	150,511
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series C, Refunding	5.000%	1/1/44	$500,000	$515,739 (c)
Senior Lien, Series G	5.000%	1/1/42	500,000	503,447 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,000,098
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	510,021
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	300,000	300,413
Second Lien, Series B, Refunding	5.000%	1/1/38	500,000	507,762
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/32	1,260,000	1,306,175
Illinois State Finance Authority Revenue:
Navy Pier Inc., Series B, Refunding	5.000%	10/1/34	250,000	266,130 (d)
Navy Pier Inc., Series B, Refunding	5.000%	10/1/49	250,000	237,401 (d)
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	350,000	364,424 (a)(b)(c)(d)
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	267,022
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AG	5.000%	4/1/28	100,000	105,162
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	300,000	306,775
Series A	5.000%	3/1/37	1,250,000	1,343,968
Series A	5.000%	3/1/46	500,000	510,132
Series A, Refunding	5.000%	10/1/29	1,100,000	1,167,680
Series A, Refunding	5.000%	10/1/30	550,000	583,064
Series B, Refunding	5.000%	9/1/27	400,000	415,205
Series D	5.000%	11/1/27	1,150,000	1,198,007
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	350,000	342,164
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	500,000	486,861
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,000,000	880,540
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	250,000	249,763
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,250,000	1,292,509
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	930,000	990,289
Total Illinois				21,423,994
Indiana — 2.0%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	500,000	476,703
Marion General Hospital, Series A	4.000%	7/1/45	200,000	177,706
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	207,092
Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/45	1,000,000	1,067,940
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	5.000%	1/1/54	1,100,000	1,081,610 (c)(d)
Total Indiana				3,011,051
Iowa — 0.1%

Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	150,000	126,880
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Kentucky — 1.7%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	3/2/26	$1,500,000	$1,511,646 (a)(b)
Series A, Refunding	5.250%	12/1/29	200,000	212,885 (a)(b)
Series C, Refunding	5.000%	5/1/36	900,000	976,466
Total Kentucky				2,700,997
Louisiana — 1.5%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	700,000	708,074
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	442,655
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	400,000	398,944 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	250,000	249,518 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	500,000	506,154 (a)(b)
Total Louisiana				2,305,345
Maryland — 0.7%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	350,000	305,339
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	405,120 (c)
Maryland State Health & Higher EFA Revenue, Frederick Health System, Refunding	4.000%	7/1/40	300,000	292,613
Total Maryland				1,003,072
Massachusetts — 0.7%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	500,000	491,324
Northeastern University Issue, Refunding	5.000%	10/1/44	500,000	532,855
Total Massachusetts				1,024,179
Michigan — 1.1%
Detroit, MI, GO, Unlimited Tax, Series C	6.000%	5/1/43	700,000	780,191
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	400,000	355,176
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	250,000	235,743
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	15,000	14,983
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	251,181 (c)
Total Michigan				1,637,274
Missouri — 1.8%
Missouri State HEFA Revenue, Series A, Refunding	5.250%	2/1/44	700,000	724,494
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	2,001,497
Total Missouri				2,725,991
Nebraska — 0.3%

Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	466,996
Nevada — 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	300,000	300,080 (d)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Nevada — continued
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	$500,000	$483,214 (d)
Total Nevada				783,294
New Hampshire — 1.4%
National Finance Authority, NH, Revenue:
Presbyterian Senior Living Project, Series A	5.250%	7/1/48	350,000	353,270
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	850,000	963,001
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	800,000	782,213
Total New Hampshire				2,098,484
New Jersey — 5.5%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,501,726 (c)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	662,220 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA, Refunding	5.000%	6/15/42	4,000,000	4,383,274
Transportation Program, Series BB	5.000%	6/15/44	1,000,000	1,027,665
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	700,000	758,552
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	150,000	149,622
Total New Jersey				8,483,059
New Mexico — 0.4%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	400,000	426,762 (a)(b)
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	250,000	234,318
Total New Mexico				661,080
New York — 10.7%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/34	735,000	808,044
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	300,000	296,627 (d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	279,908
Green Bonds, Series E, Refunding	4.000%	11/15/45	250,000	226,798
Series A-2	5.000%	5/15/30	400,000	430,579 (a)(b)
New York City, NY, GO, Subseries A-1	4.000%	8/1/40	750,000	754,626
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	300,000	277,893
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Series F, Subseries F-1	5.000%	2/1/47	2,250,000	2,317,408
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	500,000	454,285
New York State Liberty Development Corp., Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,205,000	1,205,032 (d)
7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	700,000	557,839
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	750,000	696,100
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.000%	1/1/33	750,000	774,516 (c)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	6.000%	4/1/35	$400,000	$442,811 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.625%	4/1/40	300,000	318,659 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	4.375%	10/1/45	250,000	236,760 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	3,250,000	3,235,095 (c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/42	500,000	488,647
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	150,000	152,382 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	350,000	329,823 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	150,000	99,780 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	300,000	300,052 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	500,000	499,978 (c)
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	914,614 (c)
Troy, NY, Capital Resource Corp., Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	500,000	495,613
Total New York				16,593,869
North Carolina — 0.3%

North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	500,000	500,597
North Dakota — 0.3%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	600,000	454,295
Ohio — 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	800,000	659,070
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	350,000	337,391 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	140,000	141,272 (c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	683,861 (c)
Port of Greater Cincinnati Development Authority Revenue, OH, Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	250,000	254,963
Total Ohio				2,076,557
Oklahoma — 0.3%

Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	508,267
Oregon — 0.3%

Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	500,000	502,806
Pennsylvania — 3.7%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	350,000	349,319
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/28	135,000	135,182
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	500,000	482,921
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	$500,000	$499,629
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	565,000	629,792 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	2,600,000	2,627,861 (c)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project, Refunding	5.000%	6/15/40	400,000	401,320 (d)
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	520,757
Total Pennsylvania				5,646,781
Puerto Rico — 4.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	172,000	164,249
CAB, Restructured, Series A-1	0.000%	7/1/46	1,220,000	424,865
Restructured, Series A-1	4.550%	7/1/40	50,000	50,084
Restructured, Series A-1	4.750%	7/1/53	3,020,000	2,917,603
Restructured, Series A-1	5.000%	7/1/58	880,000	862,774
Restructured, Series A-2	4.329%	7/1/40	530,000	527,462
Restructured, Series A-2A	4.550%	7/1/40	1,380,000	1,382,331
Total Puerto Rico				6,329,368
Rhode Island — 0.1%

Rhode Island State Health & Educational Building Corp., Student Housing Revenue, Rhode Island Properties LLC, Subordinated Series B, AG	5.625%	7/1/65	200,000	205,144
South Carolina — 0.2%

South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	400,000	368,958
Tennessee — 0.5%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	458,623
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AG	5.250%	7/1/53	350,000	366,744
Total Tennessee				825,367
Texas — 3.3%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	450,000	455,347 (d)
Uplift Education, Series A, Refunding	5.000%	12/1/46	200,000	199,275
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	500,232
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	300,000	302,495 (c)
Series B	5.000%	11/15/39	600,000	626,050 (c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	500,000	443,669
Galveston, TX, Wharves & Terminal Revenue, Series A	5.250%	8/1/38	750,000	812,025 (c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	20,222 (c)
Series 2017	5.000%	11/1/36	20,000	20,173 (c)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	150,000	155,696 (a)(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Manor Project, Refunding	4.000%	11/1/49	400,000	339,771
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	$350,000	$269,175
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	710,619
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/41	300,000	317,475 (c)
Total Texas				5,172,224
Utah — 1.4%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.250%	7/1/53	1,000,000	1,023,775 (c)
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	361,793
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	250,269
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	550,000	564,042
Total Utah				2,199,879
Virginia — 1.5%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	250,000	252,265 (c)(h)
Series B, Refunding	5.000%	7/1/45	300,000	302,718 (c)(h)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	200,000	210,659
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,064,653 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	500,000	500,684 (c)
Total Virginia				2,330,979
Washington — 0.9%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	500,000	533,943 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	535,000	490,892
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/40	370,000	367,827 (d)
Total Washington				1,392,662
West Virginia — 0.1%

West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	150,000	153,499 (a)(b)(c)
Wisconsin — 1.6%
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	300,000	303,025
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	100,000	100,355
Public Finance Authority, WI, Student Housing Revenue:
Appalachian State University Project, Series A, AG	4.000%	7/1/45	600,000	558,382
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AG	5.000%	7/1/53	1,000,000	1,000,007
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	280,000	208,646 (d)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	250,000	266,180
Total Wisconsin				2,436,595

Total Municipal Bonds (Cost — $143,812,676)				143,988,730
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Municipal Bonds Deposited in Tender Option Bond Trusts(i) — 3.3%
New York — 3.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$1,440,000	$1,512,776
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	1,740,000	1,664,667
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,800,000	1,877,605

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $5,064,831)				5,055,048
Total Investments before Short-Term Investments (Cost — $148,877,507)				149,043,778

Short-Term Investments — 4.2%
Municipal Bonds — 4.2%
California — 0.1%

University of California, CA, General Revenue, Series AL-2, Refunding	1.300%	5/15/48	200,000	200,000 (j)(k)
Florida — 0.1%

Gainesville, FL, IDR, Gainesville Hillel Inc., Series 2003, LOC - TD Bank N.A.	2.350%	5/1/33	200,000	200,000 (j)(k)
Illinois — 0.1%

Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series A, LOC - TD Bank N.A.	3.150%	8/1/44	100,000	100,000 (j)(k)
Indiana — 0.6%
Indiana State Finance Authority Environmental Facilities Revenue, Series A-5, Refunding, LOC - Sumitomo Mitsui Banking	2.000%	10/1/40	620,000	620,000 (j)(k)
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series D, Refunding, LOC - TD Bank N.A.	1.900%	11/1/39	300,000	300,000 (j)(k)
Total Indiana				920,000
Massachusetts — 0.3%
Massachusetts State DFA Revenue:
Boston University Issue, Series U-6E, Refunding, LOC - TD Bank N.A.	3.200%	10/1/42	100,000	100,000 (j)(k)
Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	3.150%	10/1/42	200,000	200,000 (j)(k)
Massachusetts State HEFA Revenue, Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	1.750%	7/1/27	100,000	100,000 (j)(k)
Total Massachusetts				400,000
Michigan — 0.1%

Grand Valley State University, MI, General Revenue, Series B, Refunding, LOC - TD Bank N.A.	2.280%	12/1/31	100,000	100,000 (j)(k)
Mississippi — 0.4%

Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series E	1.950%	12/1/30	600,000	600,000 (j)(k)
Oregon — 2.2%

Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	1.900%	8/1/34	3,400,000	3,400,000 (j)(k)
Texas — 0.1%

Houston, TX, Combined Utility System Revenue, First Lien, Series B-4, Refunding, SPA - JPMorgan Chase & Co.	2.290%	5/15/34	100,000	100,000 (j)(k)
Wisconsin — 0.2%
University of Wisconsin Hospitals & Clinics Authority Revenue, Series B, Refunding, SPA - JPMorgan Chase & Co.	1.900%	4/1/48	400,000	400,000 (j)(k)

Total Municipal Bonds (Cost — $6,420,000)				6,420,000
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Money Market Funds — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $62,089)	3.639%	62,089	$62,089 (l)(m)

Total Short-Term Investments (Cost — $6,482,089)			6,482,089
Total Investments — 100.6% (Cost — $155,359,596)			155,525,867
TOB Floating Rate Notes — (1.8)%			(2,730,000)
Other Assets in Excess of Other Liabilities — 1.2%			1,839,121
Total Net Assets — 100.0%			$154,634,988

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	The coupon payment on this security is currently in default as of January 31, 2026.
(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(j)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $62,089 and the cost was $62,089 (Note 2).

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Municipal High Income Fund Inc.
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments. However, the Fund may invest in municipal obligations of any maturity. The Fund may invest in municipal obligations rated below investment grade or unrated, if determined to be of equivalent quality, without limit. Investment grade securities are those rated in the Baa/BBB categories or above by at least one National Recognized Statistical Rating Organization that provides such a rating or unrated securities that the subadviser determined to be of comparable credit quality. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.  If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$143,988,727	$3	$143,988,730
Municipal Bonds Deposited in Tender Option Bond Trusts	—	5,055,048	—	5,055,048
Total Long-Term Investments	—	149,043,775	3	149,043,778
Short-Term Investments†:
Municipal Bonds	—	6,420,000	—	6,420,000
Money Market Funds	$62,089	—	—	62,089
Total Short-Term Investments	62,089	6,420,000	—	6,482,089
Total Investments	$62,089	$155,463,775	$3	$155,525,867

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$39,764	$508,437	508,437	$486,112	486,112

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$545	—	$62,089

Western Asset Municipal High Income Fund Inc. 2026 Quarterly Report